Revenue (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue

	Years Ended December 31

(in thousands)	2021		2020

Sales

Gold credit sales	$561,920	47%	$652,827	60%
Silver

Silver credit sales	$489,936	41%	$320,192	29%

Concentrate sales	83,493	7%	79,433	7%

Total silver sales	$573,429	48%	$399,625	36%

Palladium credit sales	$45,834	4%	$43,772	4%

Cobalt sales	$20,482	1%	$-	0%

Total sales revenue	$1,201,665	100%	$1,096,224	100%